Statement of Changes in Net Assets Available for Benefits - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee	$ 95,758
Employer	53,328
Total Contributions	149,086
Deductions:
Benefits Paid to Participants or Their Beneficiaries	421,413
Total Deductions	421,413
Interest from Notes Receivable from Participants	3,655
Net Transfers from Other Plans	2,674
Net Increase in Net Assets Available for Benefits During the Year	102,910
Net Assets Available for Benefits at Beginning of Year	2,481,493
Net Assets Available for Benefits at End of Year	2,584,403
Plan's Interest in Commingled Trust
Deductions:
Net Investment Gain	368,902
Pooled Separate Accounts
Deductions:
Net Investment Gain	$ 6